Consolidated Statement of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019			$ (249)	$ (249)
Balance (in Shares) at Dec. 31, 2019
Issuance of shares of common stock for cash, net of $23,070 in offering costs	$ 325	19,675		20,000
Issuance of shares of common stock for cash, net of $23,070 in offering costs (in Shares)	3,247,840
Net loss			(13,470)	(13,470)
Balance at Dec. 31, 2020	$ 325	19,675	(13,719)	6,281
Balance (in Shares) at Dec. 31, 2020	3,247,840
Issuance of shares of common stock for cash, net of $23,070 in offering costs	$ 389	6,710,106		6,710,495
Issuance of shares of common stock for cash, net of $23,070 in offering costs (in Shares)	3,885,000
Recapitalization	$ 250	(53,174)		(52,924)
Recapitalization (in Shares)	2,500,000
Shares issued to placement agent	$ 5	99,995		100,000
Shares issued to placement agent (in Shares)	50,000
Shares issued upon conversion of SAFE notes	$ 13	258,295		258,308
Shares issued upon conversion of SAFE notes (in Shares)	129,154
Shares issued to advisors	$ 72	1,380,535		1,380,607
Shares issued to advisors (in Shares)	723,008
Net loss			(217,203)	(217,203)
Balance at Jun. 30, 2021	$ 1,054	8,415,432	(230,922)	8,185,564
Balance (in Shares) at Jun. 30, 2021	10,535,002
Issuance of shares of common stock for cash, net of $23,070 in offering costs	$ 12	206,918		206,930
Issuance of shares of common stock for cash, net of $23,070 in offering costs (in Shares)	115,000
Other offering costs		(45,000)		(45,000)
Stock-based compensation		29,668		29,668
Net loss			(603,650)	(603,650)
Balance at Sep. 30, 2021	$ 1,066	8,607,018	(834,572)	7,773,512
Balance (in Shares) at Sep. 30, 2021	10,650,002
Balance at Jun. 30, 2021	$ 1,054	8,415,432	(230,922)	8,185,564
Balance (in Shares) at Jun. 30, 2021	10,535,002
Issuance of shares of common stock for cash, net of $23,070 in offering costs	$ 12	206,918		206,930
Issuance of shares of common stock for cash, net of $23,070 in offering costs (in Shares)	115,000
Other offering costs		(45,000)		(45,000)
Stock-based compensation		204,011		204,011
Net loss			(3,451,699)	(3,451,699)
Other			137	137
Balance at Jun. 30, 2022	$ 1,066	8,781,361	(3,682,484)	5,099,943
Balance (in Shares) at Jun. 30, 2022	10,650,002
Stock-based compensation		70,090		70,090
Net loss			(1,530,041)	(1,530,041)
Balance at Sep. 30, 2022	$ 1,066	$ 8,851,451	$ (5,212,525)	$ 3,639,992
Balance (in Shares) at Sep. 30, 2022	10,650,002